FUND PROFILE

SAFECO Growth Fund
SAFECO Equity Fund
SAFECO Income Fund
SAFECO Northwest Fund
SAFECO International Stock Fund
SAFECO Balanced Fund
SAFECO Small Company Stock Fund
SAFECO U.S. Value Fund
No-Load Class


This profile summarizes key information about SAFECO Stock Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about SAFECO Stock Funds at no cost by calling 1-800-624-5711. You may also obtain this information by visiting our Web site at www.safecofunds.com, or sending an Email request to mfunds@safeco.com.

July __, 1998

INVESTMENT OBJECTIVE

SAFECO Growth Fund seeks growth of capital and increased income that ordinarily follows from such growth.

SAFECO Equity Fund seeks long-term growth of capital and reasonable current income.

SAFECO Income Fund seeks high current income and, when consistent with its objective, the long-term growth of capital.

SAFECO Northwest Fund seeks long-term growth of capital through investing in Northwest companies.

SAFECO International Stock Fund seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stock of established non-U.S. companies.

SAFECO Balanced Fund seeks growth and income consistent with the preservation of capital.

SAFECO Small Company Stock Fund seeks long-term growth of capital through investing primarily in small-sized companies.

SAFECO U.S. Value Fund seeks long-term growth of capital and income.

INVESTMENT STRATEGIES

SAFECO Growth Fund invests a preponderance of its assets in common stocks selected primarily for potential appreciation. Due to the aggressive nature of this Fund, it is suitable for investors who are prepared to withstand market fluctuations over several years.

SAFECO Equity Fund invests principally in common stocks with strong growth potential and attractive dividend income. This Fund is suitable for investors seeking attractive total returns but who are uncomfortable with a more aggressive growth fund.

SAFECO Income Fund invests primarily in common stocks and convertible securities. Due to the conservative nature of this Fund, it is suitable for stock investors with a lower tolerance for risk.

SAFECO Northwest Fund invests primarily in common stocks issued by companies located in Alaska, Idaho, Montana, Oregon or Washington. Stocks are selected for their long-term appreciation potential. This Fund is suitable for investors seeking long-term growth and who are prepared to withstand the risks associated with geographic concentration.

SAFECO International Stock Fund invests primarily in common stocks of established non-U.S. companies. In an attempt to reduce the risks associated with fluctuations in foreign currency values, security prices and interest rates, the Fund may invest in non-leveraged derivative securities such as futures contracts and options. This Fund is suitable for investors seeking international diversification.

SAFECO Balanced Fund invests primarily in both equity and fixed income securities. Common stocks are selected for their long-term appreciation or dividend potential. Fixed income securities consist of U.S. Government and investment grade bonds. Under normal conditions, 50% to 70% of the portfolio is invested in equities, with the balance in fixed income securities. This mix is altered in response to changes in economic conditions and generally in small increments. This Fund is suitable for conservative investors who want to diversify among stocks and bonds in a single investment.

SAFECO Small Company Stock Fund invests primarily in companies with total market capitalization of less than $1 billion. This Fund is suitable for long-term investors who can withstand a high degree of volatility.

SAFECO U.S. Value Fund invests a preponderance of its assets in common stocks selected for their potential appreciation and income. The Fund is suitable for long-term investors with moderate risk tolerance.

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1-800-624-5711.

RISKS

All securities transactions involve market risk. The major risk associated with mutual funds is that the securities in the portfolio may decline in value, causing your investment to be worth less than when you bought it. Specific risk factors for selected SAFECO Funds are discussed below.

SAFECO Northwest Fund is subject to special risks due to its geographic concentration. These include a smaller universe of securities from which to choose and fluctuations in the regional economy.

SAFECO International Stock Fund is subject to the additional risks associated with investing outside the United States. These include local political or economic instability and currency fluctuations. Also, the International Fund may buy and sell derivative securities such as options and futures contracts in an attempt to ease currency and interest rate fluctuations; these securities carry additional risks which are outlined in the Fund's prospectus.

SAFECO Small Company Stock Fund and, to a lesser extent, SAFECO Growth Fund, are subject to the risks associated with investing in smaller companies. These include reduced liquidity and abrupt price movements.

An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar charts show how each Fund has performed in each of the past 10 years (or since inception) assuming reinvestment of all distributions. The tables show the average annual return for each Fund relative to the S&P 500 or other relevant index. Performance is historical and may not be indicative of future results. Total return and principal value will fluctuate.



                                           SAFECO GROWTH FUND

                                     For the Year Ended December 31,

           1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
          -----------------------------------------------------------------------------------------------
(%)       22.10     19.19    (14.96)    62.65     (3.07)    22.19     (1.62)    26.10     22.90     49.96


The highest return reflected above was 31.27% for the quarter ended March 31, 1991; and the lowest return was -29.15% for the quarter ended September 30, 1990.


                                              SAFECO EQUITY FUND

                                        For the Year Ended December 31,

           1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
          -----------------------------------------------------------------------------------------------
(%)       25.29     35.79     (8.57)    27.91      9.26     30.91      9.93     25.26     25.01     24.21

The highest return reflected above was 16.70% for the quarter ended March 31, 1988; and the lowest return was -16.44% for the quarter ended September 30, 1990.


                                                  SAFECO INCOME FUND

                                           For the Year Ended December 31,

           1988      1989      1990      1991      1992      1993      1994      1995      1996      1997
         ------------------------------------------------------------------------------------------------
(%)      18.98      19.22    (10.75)    23.25     11.47     12.55     (1.09)    30.36     23.99     26.43


The highest return reflected above was 13.13% for the quarter ended June 30, 1997; and the lowest return was -12.80% for the quarter ended September 30, 1990.


                                         SAFECO NORTHWEST FUND
          Feb. 7,
      (Initial Public
       Offering) to
       Dec. 31, 1991                For the Year Ended December 31,
           1991           1992      1993      1994      1995      1996      1997
     --------------------------------------------------------------------------
(%)       15.73          14.08      1.03     (1.55)    20.17     15.04     31.12


The highest return reflected above was 16.87% for the quarter ended June 30, 1997; and the lowest return was -5.59% for the quarter ended June 30, 1992.


          SAFECO INTERNATIONAL STOCK FUND

        Three-Month               For the
        Period Ended             Year Ended
        December 31,            December 31,
           1996                    1997
        ------------------------------------
(%)       14.23                    4.55


The highest return reflected above was 9.27% for the quarter ended December 31, 1996; and the lowest return was -4.88% for the quarter ended December 31, 1997.

               SAFECO BALANCED FUND

        Three-Month               For the
        Period Ended             Year Ended
        December 31,            December 31,
           1996                    1997
        ------------------------------------
(%)       11.40                   16.64


The highest return reflected above was 9.37% for the quarter ended June 30, 1997; and the lowest return was 0.21% for the quarter ended March 31, 1997.

         SAFECO SMALL COMPANY STOCK FUND

        Three-Month               For the
        Period Ended             Year Ended
        December 31,            December 31,
           1996                    1997
        ------------------------------------
(%)       25.01                   23.38


The highest return reflected above was 19.73% for the quarter ended September 30, 1997; and the lowest return was -4.66% for the quarter ended March 31, 1997.


                             Average Annual Total Returns
                                    As of 3/31/98

                              1 year         5 years       10 years
                              ------         -------       --------
Growth Fund                   73.87%         26.73%         19.30%
Equity Fund                   37.97%         23.81%         19.43%
Income Fund                   41.01%         18.77%         14.93%
S&P 500 Index**               47.97%         22.36%         18.90%

Northwest Fund                41.15%         14.99%         14.65%***
S&P 500 Index**               47.97%         22.36%         19.78%

U.S. Value Fund               30.95%*
S&P 500 Index**               43.88%

International Fund            17.95%         14.94%^^
MSCI EAFE Index^^^            18.60%          8.48%

Balanced Fund                 25.09%         16.66%^^
S&P 500/Lehman Brothers       33.74%         20.91%
   Gov't Corporate Index#


Small Company Fund            54.87%         32.69%^^
Russell 2000 Index**          42.01%         23.12%

*      Since inception 4/97 (not annualized).
** The indexes are unmanaged, include dividends and are representative of relevant U.S. securities markets.
***    Since inception 2/91.
^^     Since inception 1/96.
^^^ Morgan Stanley Capital International Europe, Australia, Far East Index. The index is unmanaged, includes dividends and is representative of international securities markets.
# 60% S&P 500/40% Lehman Brothers Government Corporate. The indexes are unmanaged, include dividends, and are representative of areas of the U.S. securities markets.

Past performance is not predictive of future results. Returns and principal value vary with market conditions. Shares when sold may be worth more, or less, than their original cost.


FEES AND EXPENSES

Each Fund offers multiple classes of shares. The No-Load Class of shares of each Fund is described in this Profile. This class is 100% No-Load and has no initial or contingent deferred sales charges or Rule 12b-1 fees. There are no redemption fees (except a $10.00 wire charge) or exchange fees.

The expenses each Fund pays before distributing net investment income to shareholders are shown below. These expenses are stated as an percentage of average daily net assets. They are based on the actual expenses of each Fund (except for the U.S. Value Fund) for the year ended December 31, 1997. The Funds' expenses for other periods may vary.

FUND                      MANAGEMENT     12b-1          OTHER        TOTAL FUND
                          FEES           FEES           EXPENSES     OPERATING
                                                                     EXPENSES
Growth                    0.65%          None           0.20%        0.85%
Equity                    0.52%          None           0.21%        0.73%
Income                    0.65%          None           0.20%        0.85%
Northwest                 0.75%          None           0.34%        1.09%
International Stock       1.10%          None           0.53%        1.89%*
Balanced                  0.75%          None           0.47%        1.22%
Small Company Stock       0.85%          None           0.48%        1.33%
U.S. Value                0.75%          None           0.45%        1.20%**

* After an expense reimbursement by SAM, the total operating expenses as a percentage of net assets for the International Fund were 1.63%.

** The amounts shown for the U.S. Value Fund are estimated expenses based on the Fund's maximum management fee and estimated "other expenses" for fiscal year 1998.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND                 1 YEAR       3 YEARS     5 YEARS          10 YEARS
Growth                 $90          $270        $470             $1050
Equity                 $70          $230        $410              $910
Income                 $90          $270        $470             $1050
Northwest             $110          $350        $600             $1330
International         $170          $510        $890             $1930
Balanced              $120          $390        $670             $1480
Small Company         $140          $420        $730             $1600
Value                 $120          $380


INVESTMENT ADVISER AND PORTFOLIO MANAGERS

INVESTMENT ADVISER

SAFECO Asset Management Company ("SAM") manages all SAFECO Funds. SAM is headquartered in Seattle, Washington, and managed over $4.3 billion in mutual fund assets as of December 31, 1997. SAM has been an adviser to mutual funds and other investment portfolios since 1973; its predecessors have been advisers since 1932.

SUB-ADVISER

Bank of Ireland Asset Management (U.S.) Limited acts as sub-adviser to the SAFECO International Stock Fund. The sub-adviser was established in 1987 and managed over $26 billion in assets as of December 31, 1997.

PORTFOLIO MANAGERS

SAFECO Growth Fund is managed by Thomas M. Maguire, Vice President, SAM. Mr. Maguire has served as portfolio manager since 1989.

SAFECO Equity Fund is managed by Richard D. Meagley, Vice President, SAM. Mr. Meagley has been managing the Fund since 1995. From 1992 to 1994 he served as portfolio manager and analyst for Kennedy Associates, Inc., an investment advisory firm located in Seattle, Washington. From 1991 to 1992 he was an Assistant Vice President of SAM and portfolio manager of the SAFECO Northwest Fund.

SAFECO Income Fund is managed by Thomas E. Rath, Vice President, SAM. Mr. Rath has served as the Fund's portfolio manager since 1996 and has been a securities analyst and portfolio manager with SAFECO Corporation since 1994. From 1992 to 1994, he was a principal and portfolio manager for Meridian Capital Management, Inc., located in Seattle, Washington. From 1987 to 1992 he was a portfolio manager and securities analyst for First Interstate Bank, located in Seattle, Washington, and from 1983 to 1987 he was a securities analyst for SAFECO Corporation.

SAFECO Northwest Fund is managed by Bill Whitlow, Vice President, SAM. Mr. Whitlow began managing the Fund in April 1997. From 1990 to 1997 he was a principal and manager of Pacific Northwest Research for the brokerage firm of Pacific Crest Securities in Seattle, Washington.

SAFECO International Stock Fund is managed by a committee of portfolio managers employed and supervised by the Sub-Adviser, Bank of Ireland Asset Management (U.S.) Limited. All investment decisions are made by this committee and no single person is primarily responsible for making recommendations to that committee.

SAFECO Balanced Fund is managed by three individuals. The equity portion is managed by Rex L. Bentley, Vice President, SAM, and Lynette D. Sagvold, Assistant Vice President, SAM. The fixed-income portion is managed by Michael Hughes, Assistant Vice President, SAM. Mr. Bentley and Ms. Sagvold have been co-managing the Fund since its inception in 1996. From 1990 to 1995 Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. From 1975 to 1983 he was a securities analyst for SAFECO Corporation. From 1993 to 1995 Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank. From 1985 to 1993 she was a portfolio manager and analyst for Key Trust Company. Mr. Hughes was Vice President and a portfolio manager for First Interstate Capital Management Company from 1995 to 1996, and Vice President and a portfolio manager for First Interstate Bank of California from 1988 to 1995.

SAFECO Small Company Stock Fund is managed by Greg Eisen. Mr. Eisen has been managing the Fund since its inception in 1996. From 1992 to 1996 he served as investment analyst for SAM. From 1986 to 1992 he was a financial analyst for SAFECO Insurance Companies.

SAFECO U.S. Value Fund is co-managed by Rex L. Bentley, Vice President, SAM, and Lynette D. Sagvold, Assistant Vice President, SAM. Mr. Bentley and

Ms. Sagvold have been managing the U.S. Value Fund since its inception in 1997. From 1990 to 1995 Mr. Bentley was Vice President and Investment Counsel at the investment advisory firm of Badgley, Phelps and Bell Investment Counsel, Inc. From 1975 to 1983 he was a securities analyst for SAFECO Corporation. From 1993 to 1995 Ms. Sagvold was a portfolio manager and analyst for First Interstate Bank. From 1985 to 1993 she was a portfolio manager and analyst for Key Trust Company.

HOW TO PURCHASE SHARES

The minimum initial investment is $1,000 for regular accounts. For IRAs, Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts, the minimum to open an account is $250. The minimum additional investment is $100 ($50 for UGMA and UTMA accounts). You may buy shares by completing an application and mailing it with your check to the address on the back cover.

HOW TO REDEEM SHARES

You can sell your shares on any business day by calling (provided you have selected the telephone redemption option) or mailing a written request. Redemption requests received before 1:00 p.m., Pacific time, will receive that day's closing share price and the proceeds will normally be sent to you the next business day. You can also redeem shares via our Web site once you have completed the On-Line Transaction form and mailed it to the Funds.

DISTRIBUTIONS

SAFECO Equity, Income, Balanced and Value Funds distribute dividends quarterly. SAFECO Growth, Northwest, International and Small Company Funds distribute dividends annually. Each Fund distributes capital gains on the last business day of the year. Dividend and capital gains distributions are reinvested in additional shares of the distributing Fund unless you elect to receive them in cash.

Dividends are normally taxed as ordinary income (unless designated tax-exempt). Capital gains distributions are taxed at capital gains rates; this rate will depend on how long the Fund held the assets before they were sold.

CLIENT SERVICES
- 24-hour, toll-free, automated performance information and transaction capabilities
-    Automatic Investment Method ("AIM")
-    Systematic Withdrawal Plan
-    Telephone and Internet Exchange Privileges

TO REQUEST A PROSPECTUS OR FOR CLIENT SERVICES*:

     Nationwide     1-800-624-5711
     Deaf and Hard of Hearing TTY/TDD Service: 1-800-438-8718
     *All telephone calls are tape-recorded for your protection.

FOR 24-HOUR AUTOMATED PERFORMANCE INFORMATION AND
TRANSACTIONS:

     Nationwide     1-800-835-4391

INTERNET: http://www.safecofunds.com

EMAIL:         mfunds@safeco.com

MAILING ADDRESS
  REGULAR MAIL
     SAFECO Mutual Funds
     No-Load Class Shares
     P.O. Box 34890
     Seattle, WA 98124-1890

  EXPRESS/OVERNIGHT MAIL
     SAFECO Mutual Funds
     No-Load Class Shares
     10865 Willows Road
     Redmond, WA 98052

INVESTOR CENTERS
1409 Fifth Avenue, Seattle, Washington
     4333 Brooklyn Avenue N.E., Seattle, Washington
     Redmond Town Center, 7528 164th Avenue NE, Redmond, Washington

DISTRIBUTOR:   SAFECO Securities, Inc.